EQ/Templeton Global Equity Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Templeton Global Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.17%	1.17%

Expense Example - EQ/Templeton Global Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	119	372	644	1,420
Class IB Shares	119	372	644	1,420